INVENTORIES - NET	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES - NET

4.	INVENTORIES - NET

As of March 31, 2026 and December 31, 2025, the Company had inventory balances of $914,678 and $1,069,465, consisting of the following:

	March 31, 2026 (Unaudited)	December 31, 2025

Purchased goods	$1,069,168	$1,274,700
Freight-in costs	58,148	63,025
Inventory	1,127,316	1,337,725
Less: inventory impairment	(212,638)	(268,260)
Inventory, net	$914,678	$1,069,465

For the three months ended March 31, 2026, the Company recognized an inventory provision of approximately $309 as inventory cost exceeded net realizable value and recorded reductions of approximately $55,931 related primarily to inventories sold or otherwise utilized during the period.

For the three months ended March 31, 2025, the Company recognized an inventory provision of $25,425, as the inventory cost value exceeded the net realizable value, and recorded a reduction of $271,546 for inventories that were removed, sold, or replaced under warranty.

The movement of inventory impairment provisions are summarized as follows:

	Three months ended
	March 31,
	2026	2025
Balance at the beginning of the period	$268,260	$798,046
Addition	309	25,425
Deletion	(55,931)	(271,546)
Balance at the end of the period	$212,638	$551,925

4.	INVENTORIES - NET

As of December 31, 2025 and 2024, the Company had inventory balances of $1,069,465 and $3,555,876, consisting of the following:

	December 31,	December 31,
	2025	2024

Purchased goods	$1,274,700	$4,238,942
Freight-in costs	63,025	114,980
Inventory	1,337,725	4,353,922
Less: inventory impairment	(268,260)	(798,046)
Inventory, net	$1,069,465	$3,555,876

For the year ended December 31, 2025, the Company recognized an inventory impairment provision of $163,037, as the inventory cost exceeded its net realizable value, and recorded a reduction of $692,823 for inventories that were removed, sold, or replaced under warranty. For the year ended December 31, 2024, the Company recognized an inventory impairment provision of $1,326,355. The movement of inventory impairment provisions for the years ended December 31, 2025 and 2024 is summarized as follows:

	Years ended
	December 31,
	2025	2024
Balance at the beginning of the year	$798,046	$-
Addition	163,037	1,326,355
Deletion	(692,823)	(528,309)
Balance at the end of the year	$268,260	$798,046